Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 265,570	$ 766,602	$ 294,838
Restricted cash	105,932	0	0
Accounts receivable, net of allowance of $61,500 and $47,595, respectively	1,094,448	847,234	1,064,663
Accounts receivable, secured - related party	0	772,793	780,169
Note receivable from officer, secured - related party	0	150,000	0
Prepaid expenses and other current assets	116,561	103,478	5,794
Total current assets	1,582,511	2,640,107	2,145,464
Property and equipment, net	112,201	129,944	21,884
Intangible assets, net	1,372,524	1,236,996	494,161
Debt issuance costs, net	180,908	0	0
Accounts receivable, secured-related party, net of allowance of $309,117 and $0, respectively	463,676	0	0
Other assets	6,559	6,559	6,559
Total assets	3,718,379	4,013,606	2,668,068
Liabilities and Stockholders' Equity (Deficiency)
Accounts payable	1,634,995	1,094,029	313,326
Accrued expenses	687,240	167,528	266,116
Deferred revenue	932,366	835,694	890,204
Convertible notes payable, current portion (includes $300,000 to related parties)	2,055,825	0	0
Notes payable, current portion	0	6,383	30,871
Loan payable to stockholder	491	0	0
Deferred rent, current portion	5,274	4,291	2,324
Total current liabilities	5,316,191	2,107,925	1,502,841
Line of credit	222,703	233,215	243,499
Loans payable (includes $50,000 to related parties)	0	200,000	200,000
Convertible notes payable (includes $50,000 to related parties)	200,000	0	0
Notes payable	0	8,768	15,151
Deferred rent	18,146	21,274	25,565
Total liabilities	5,757,040	2,571,182	1,987,056
Commitments and contingencies
Temporary equity:
Series A preferred stock, $0.001 par value; 850,500 shares designated, none and 850,395 shares issued and outstanding, respectively	0	809,900	0
Series D preferred stock, $0.001 par value; 3,700,000 shares designated, none and 1,176,750 shares issued and outstanding, respectively (liquidation value of $1,176,750)	0	1,109,268	0
Series E preferred stock, $0.001 par value; 2,000,000 shares designated, none and 1,700,000 shares issued and outstanding, respectively (liquidation value of $1,700,000)	0	1,550,817	0
Total temporary equity	0	3,469,985	0
Stockholders' equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized	0	0	0
Series C preferred stock, $0.001 par value; 11,411,400 shares designated, none,11,307,450 and none shares issued and outstanding, respectively (liquidation value of $11,307)	0	11,307	0
Series B preferred stock, $0.001 par value; 368,421 shares designated, none, 368,411 and none shares issued and outstanding, respectively	0	368	0
Common stock, $0.001 par value; 120,000,000 shares authorized, 35,275,204, 11,837,930 and 21,000,000 issued and outstanding, respectively	35,295	11,838	21,000
Additional paid-in capital	6,845,754	3,275,296	3,850,809
Accumulated deficit	(8,919,710)	(5,326,370)	(3,190,797)
Total stockholders' equity	(2,038,661)	(2,027,561)	681,012
Total liabilities and stockholders' equity	$ 3,718,379	$ 4,013,606	$ 2,668,068